TIAA-CREF International Equity Fund
TIAA-CREF International Equity Fund
Investment objective
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees TIAA-CREF International Equity Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge	none	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption or Exchange Fee (on shares held less than 60 days)	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annual fee on accounts under $2,000)	15.00	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TIAA-CREF International Equity Fund		Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	[1]	0.46%	0.46%	0.46%	0.46%
Distribution (Rule 12b-1) Fees	[1]	0.25%		0.15%
Other Expenses	[1]	0.12%	0.28%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	0.83%	0.74%	0.64%	0.49%
Waivers and Expense Reimbursements	[1][2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.83%	0.74%	0.64%	0.49%
[1]	Expense information has been restated to reflect an amendment to the Fund's investment management agreement effective March 1, 2015.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.99% of average daily net assets for Retail Class shares; (ii) 0.85% of average daily net assets for Retirement Class shares; (iii) 0.75% of average daily net assets for Premier Class shares; and (iv) 0.60% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2016, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through February 29, 2016, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF International Equity Fund (USD $)	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	85	76	65	50
3 Years	265	237	205	157
5 Years	460	411	357	274
10 Years	1,025	918	798	616

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), selects individual stocks, and lets the Fund’s country and regional asset allocations evolve from their stock selection. However, the Fund’s sector and country exposure is regularly managed against the Fund’s benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE® Index”), in order to control risk. The Fund may invest in emerging markets to varying degrees, depending on the prevalence of stock specific opportunities. The Fund typically invests in companies of all sizes, including smaller, lesser-known companies where Advisors believes it has some unique insights into the company. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors typically invests in companies that can demonstrate an ability to generate free cash flow and strong market share. In addition, Advisors looks for companies with performance oriented management that focuses on growth through innovation, sustainable earnings growth and shareholder returns. Advisors will typically invest in these types of companies when Advisors believes that their stock prices do not fully reflect the stock’s potential value, based on current earnings, assets and long-term growth prospects.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.
Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retirement Class, Premier Class and Retail Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the benchmark index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 25.32%, for the quarter ended June 30, 2009. Worst quarter: -26.49%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2014
Average Annual Returns TIAA-CREF International Equity Fund	1 Year	5 Years	10 Years		Inception Date
Institutional Class	(7.99%)	6.57%	4.92%		Jul. 01, 1999
Retail Class	(8.28%)	6.21%	4.92%	[1]	Mar. 31, 2006
Retirement Class	(8.25%)	6.31%	4.57%		Oct. 01, 2002
Premier Class	(8.14%)	6.43%	4.83%	[1]	Sep. 30, 2009
After Taxes on Distributions Institutional Class	(8.26%)	6.34%	4.09%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	(4.22%)	5.27%	4.20%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	(4.90%)	5.33%	4.43%
[1]	The performance shown for the Retail Class and Premier Class that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail Class and Premier Class. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.